UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave, 10th Floor
	  New York, NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature,                               Place,             and Date of Signing:


Robert Penberth				 New York, NY	    May 16, 2011
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total:  324,972 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
ACCURIDE CORP CMN	       COM	   00439T206 3779      272055	SH	 SOLE		      272055
AFFORD RESID 7.5% 8/15/25 CONV CNV	   00828UAB9 3436      3200000	PRN	 SOLE		      3200000
AGCO CORP 1.25% 12/15/36 CONV  CNV	   001084AM4 739       500000	PRN	 SOLE		      500000
AMAZON.COM INC CMN	       PUT	   023135106 6016      33400    SH  PUT	 SOLE		      33400
ARCHER-DANIELS-MIDLAND CONV    CNV	   039483AW2 556       500000	PRN	 SOLE		      500000
AUTONATION, INC. CMN	       PUT	   05329W102 2122      60000    SH  PUT	 SOLE		      60000
AUTOZONE, INC. CMN	       PUT	   053332102 2517      9200	SH  PUT	 SOLE		      9200
BJS RESTAURANTS INC CMN	       PUT	   09180C106 2427      61700	SH  PUT	 SOLE		      61700
BOISE INC. CMN	               COM	   09746Y105 530       57900	SH	 SOLE		      57900
BORGWARNER INC. CMN	       PUT	   099724106 8367      105000   SH  PUT	 SOLE		      105000
CARMAX, INC. CMN	       PUT	   143130102 4083      127200	SH  PUT	 SOLE		      127200
CHEESECAKE FACTORY INC	       PUT	   163072101 2160      71800	SH  PUT	 SOLE		      71800
CHIPOTLE MEXICAN GRILL, INC    PUT	   169656105 5910      21700	SH  PUT	 SOLE		      21700
DOMTAR CORPORATION CMN CLASS   COM	   257559203 4789      52186	SH	 SOLE		      52186
DOW CHEMICAL CO CMN	       PUT	   260543103 3718      98500	SH  PUT	 SOLE		      98500
EXTERRAN HOLDINGS, INC. CMN    COM	   30225X103 5494      231535	SH	 SOLE		      231535
FIRST SOLAR, INC. CMN	       PUT	   336433107 6820      42400	SH  PUT	 SOLE		      42400
FREEPORT-MCMORAN COPPER & GLD  PUT	   35671D857 4444      80000	SH  PUT	 SOLE		      80000
GENERAL CABLE 0.875% CONV      CNV	   369300AD0 547       500000	PRN	 SOLE		      500000
GENERAL MOTORS COMPANY CMN     COM	   37045V100 1376      44365	SH	 SOLE		      44365
GOLDCORP INC 2% 08/2014 CONV   CNV	   380956AB8 4781      3750000	PRN	 SOLE		      3750000
GOLDCORP INC CMN	       CALL	   380956409 4233      85000	SH  CALL SOLE		      85000
GOLDCORP INC CMN	       COM	   380956409 2604      52289	SH	 SOLE		      52289
HANESBRANDS INC. CMN	       PUT	   410345102 5335      197300	SH  PUT	 SOLE		      197300
HELIX ENERGY SOLUTNS GROUP     COM	   42330P107 3489      202800	SH	 SOLE		      202800
HESS CORPORATION CMN	       CALL	   42809H107 852       10000	SH  CALL SOLE		      10000
HILLTOP HOLDINGS INC CMN       COM	   432748101 4590      457228	SH	 SOLE		      457228
IMPERIAL OIL LIMITED CMN       COM	   453038408 2231      43691	SH	 SOLE		      43691
INGLES MARKETS INC CL-A        COM	   457030104 2432      122773	SH	 SOLE		      122773
INTEROIL CORPORATION CMN       PUT	   460951106 1493      20000	SH  PUT	 SOLE		      20000
ISHARES MSCI EMERGING MKT      PUT	   464287234 6084      125000	SH  PUT	 SOLE		      125000
ISHARES MSCI JAPAN INDEX FD    ETF	   464286848 536       52000	SH	 SOLE		      52000
JOHNSON CONTROLS INC CMN       PUT	   478366107 12263     295000	SH  PUT	 SOLE		      295000
KINROSS GOLD 1.75% 03/28 CONV  CNV	   496902AD9 6730      6730000	PRN	 SOLE		      6730000
KINROSS GOLD CORP CMN	       COM	   496902404 5620      356884	SH	 SOLE		      356884
LIMITED BRANDS, INC. CMN       PUT	   532716107 3643      110800	SH  PUT	 SOLE		      110800
MACERICH COMPANY CMN	       PUT	   554382101 5696      115000	SH  PUT	 SOLE		      115000
MACY'S INC. CMN	               PUT	   55616P104 4609      190000	SH  PUT	 SOLE		      190000
MARKET VECTORS GOLD MINERS     CALL	   57060U100 11119     185000	SH  CALL SOLE		      185000
MARKET VECTORS GOLD MINERS     ETF	   57060U100 3683      61279	SH	 SOLE		      61279
MASTEC INC 4% 06/15/14 CONV    CNV	   576323AL3 1947      1300000	PRN	 SOLE		      1300000
MCMORAN EXPLORATION INC	       COM	   582411104 752       42483	SH	 SOLE		      42483
MICROSOFT CORPORATION 	       COM	   594918104 3832      150916	SH	 SOLE		      150916
MITCHAM INDS INC CMN	       COM	   606501104 560       40958	SH	 SOLE		      40958
MONSANTO COMPANY CMN	       CALL	   61166W101 2009      27800	SH  CALL SOLE		      27800
MONSANTO COMPANY CMN	       COM	   61166W101 2001      27673	SH	 SOLE		      27673
N V R INC CMN	               COM	   62944T105 8313      10996	SH	 SOLE		      10996
NEVADA GOLD & CASINO INC CMN   COM	   64126Q206 546       504883	SH	 SOLE		      504883
NEWMONT MINING CORPORATION     CALL	   651639106 17351     317900	SH  CALL SOLE		      317900
NEWMONT MINING CORPORATION     COM	   651639106 9218      168889   SH	 SOLE		      168889
NEWMONT USA 1.625% 7/17 CONV   CNV	   651639AJ5 2706      2000000	PRN	 SOLE		      2000000
NEWPARK RESOURCES 4% CONV      CNV	   651718AC2 1427      1375000	PRN	 SOLE		      1375000
NORFOLK SOUTHERN CORP	       PUT	   655844108 7987      115300	SH  PUT	 SOLE		      115300
OIL SERVICE HOLDRS TRUST       PUT	   678002106 6574      40000	SH  PUT	 SOLE		      40000
PAN AMERICAN SILVER CORP       COM	   697900108 1980      53349	SH	 SOLE		      53349
PETROLEO BRASILEIRO S.A. ADR   COM	   71654V101 1705      48000	SH	 SOLE		      48000
PHI INC CMN CLASS	       COM	   69336T205 828       37431	SH	 SOLE		      37431
PHILLIPS-VAN HEUSEN CORP       PUT	   718592108 5476      84200	SH  PUT	 SOLE		      84200
POLO RALPH LAUREN COR CL A     PUT	   731572103 2189      17700	SH  PUT	 SOLE		      17700
RED ROBIN GOURMET BURGERS INC  COM	   75689M101 1866      69366	SH	 SOLE		      69366
ROYAL CARIBBEAN CRUISES LTD    PUT	   V7780T103 2282      55300	SH  PUT	 SOLE		      55300
RUBICON MINERALS CORPORATION   COM	   780911103 320	61600	SH	 SOLE		      61600
SALESFORCE.COM, INC CMN	       PUT	   79466L302 801	6000	SH  PUT	 SOLE		      6000
SEACOR HOLDINGS INC. CMN       COM	   811904101 17528	189576	SH	 SOLE		      189576
SOUTHERN COPPER CORP	       PUT	   84265V105 2452	60900	SH  PUT	 SOLE		      60900
SPDR GOLD TRUST ETF	       CALL	   78463V107 16895	120800	SH  CALL SOLE		      120800
SPDR S&P RETAIL ETF ETF	       PUT	   78464A714 1270	25000	SH  PUT	 SOLE		      25000
SUNOCO INC CMN	               COM	   86764P109 11270	247208	SH	 SOLE		      247208
SUSSER HLDGS CORP CMN	       COM	   869233106 3500	267354	SH	 SOLE		      267354
TECK RESOURCES LIMITED CL B    PUT	   878742204 2402	45300	SH  PUT	 SOLE		      45300
VALERO ENERGY CORPORATION      COM	   91913Y100 1436	48200	SH	 SOLE		      48200
VF CORP CMN	               PUT	   918204108 12168	123500	SH  PUT	 SOLE		      123500
WELLS FARGO & CO               PUT	   949746101 8562	270000	SH  PUT	 SOLE		      270000
WHOLE FOODS MARKET INC	       PUT	   966837106 2966	45000	SH  PUT	 SOLE		      45000